Basic and diluted net income/ (loss) per share (Schedule of Basic and Diluted Net income / (loss) Per Share) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss from continuing operations	$ (40,793)	$ (44,216)	$ (30,806)
Net loss from discontinued operations	1,303	6,407	6,623
Net loss for the year	(39,490)	(37,809)	(24,183)
Less: Net income/(loss) attributable to the non-controlling interest	(212)	13	(72)
Net loss attributable to Xunlei Limited	(39,278)	(37,822)	(24,111)
Numerator of basic net loss per share from continuing operations	(40,581)	(44,229)	(30,734)
Numerator of basic net income per share from discontinued operations	1,303	6,407	6,623
Numerator for diluted loss per share from continuing operations	(40,581)	(44,229)	(30,734)
Numerator for diluted loss per share from discontinued operations	$ 1,303	$ 6,407	$ 6,623
Denominator:
Denominator for basic net loss per share-weighted average shares outstanding	334,965,987	331,731,963	334,155,668
Denominator for diluted net loss per share	334,965,987	331,731,963	334,155,668
Basic net loss per share from continuing operations	$ (0.12)	$ (0.13)	$ (0.09)
Basic net loss per share from discontinued operations	0.00	0.02	0.02
Diluted net loss per share from continuing operations	(0.12)	(0.13)	(0.09)
Diluted net loss per share from discontinued operations	$ 0.00	$ 0.02	$ 0.02